Consolidated Statements of Cash Flows ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)		Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)		Mar. 31, 2018 INR (₨)
Cash flows from operating activities
Profit/ (loss) before tax		₨ (68,777)		$ (912)	₨ 117,730		₨ 113,710
Adjustments to reconcile profit / (loss) to net cash provided by operating activities:
Depreciation and amortisation		100,490		1,333	96,146		74,879
Impairment (reversal) / charge of property, plant and equipment/ exploration and evaluation assets/ other assets		148,022		1,963	(2,611)		(44,679)
Provision for loss on assets under construction							2,513
Provision for doubtful debts/advances		3,281		44			1,237
Unsuccessful exploration costs written off		27		0	497
Fair value gain on financial assets held for trading/fair value through profit or loss		(5,574)		(74)	(18,393)		(16,530)
Share based payment expense		716		9	812		468
Loss on sale of property, plant and equipment, net		562		7	682		160
Exchange loss, net		3,436		46	5,919		1,011
Inventory Written off		1,176		16	1,564		837
Interest, dividend income and bargain gain		(17,651)		(234)	(14,498)		(14,547)
Interest expense		49,768		660	56,305		52,593
Liabilities written back no longer required		(1,681)		(22)
Foreign currency translation reserve reclassified from equity to profit or loss relating to subsidiaries under liquidation							81,315
Changes in assets and liabilities:
(Increase) / decrease in receivables		11,479		153	(27,783)		(35,535)
(Increase) / decrease in inventories		19,447		258	(6,316)		(22,219)
Increase / (decrease) in payables		(54,748)		(725)	66,889		29,063
Proceeds from short-term investments		1,033,449		13,708	833,526		1,025,920
Purchases of short-term investments		(983,579)		(13,047)	(815,230)		(828,411)
Cash generated from operations		239,843		3,183	295,239		421,785
Interest paid		(55,682)		(739)	(58,901)		(51,170)
Interest received		9,401		125	8,868		14,142
Dividends received		181		2	306		111
Income tax paid		(11,350)		(151)	(37,092)		(36,461)
Net cash from operating activities		182,393		2,420	208,420		348,407
Cash flows from investing activities
Consideration paid for business acquisition (net of cash and cash equivalents acquired)		(335)		(4)	(50,750)		(8,585)
Purchases of property, plant and equipment (including intangibles)		(78,227)		(1,038)	(89,754)		(72,749)
Proceeds from sale of property, plant and equipment		1,455		19	1,252		370
Loans repaid by related parties					15
Loans to related parties					0		0
Proceeds from short-term deposits		45,634		605	43,501		62,322
Purchases of short-term deposits		(111,899)		(1,484)	(19,310)		(37,740)
Proceeds on liquidation of structured investments		30,774		408
Payment towards structured investments		(4,354)		(58)	(18,152)
Net changes in restricted cash and cash equivalents		86		1	51		4,229
Net cash used in investing activities		(116,866)		(1,551)	(133,147)		(52,153)
Cash flows from financing activities
Repayment of working capital loan, net		(113,658)		(1,508)	(6,265)		(39,453)
Proceeds from acceptances		170,398		2,260	173,808		252,952
Repayment of acceptances		(149,221)		(1,979)	(186,824)		(272,086)
Proceeds from other short-term borrowings		22,344		296	44,291		42,384
Repayment of other short-term borrowings		(26,837)		(356)	(31,775)		(92,896)
Proceeds from long-term borrowings		118,256		1,569	168,346		82,708
Repayment of long-term borrowings		(89,959)		(1,193)	(98,890)		(165,424)
Payment of dividends to equity holders of the parent		(14,441)		(192)	(69,795)		(144,344)
Payment of dividends to non-controlling interests, including dividend distribution tax					(37,158)		(19,307)
Purchase of Treasury Shares for stock options					(1,425)		(2,022)
Exercise of Stock options					44		344
Payment for acquiring non-controlling interest		(1,074)		(14)
Payment of lease liability		(3,164)		(42)
Net cash used in financing activities		(87,356)		(1,159)	(45,643)		(357,144)
Effect of exchange rate changes on cash and cash equivalents		136		2	(936)		844
Net (decrease) / increase in cash and cash equivalents		(21,693)		(288)	28,694		(60,046)
Cash and cash equivalents at the beginning of the year		72,291	[1]	959	43,597	[1]	103,643
Cash and cash equivalents at the end of the year	[1]	₨ 50,598		$ 671	₨ 72,291		₨ 43,597

[1]	For composition Refer Note 21